Other current receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other current receivables [Abstract]
Other current receivables
	As of December 31,
In CHF thousands	2020	2019
Swiss VAT	309	234
Withholding tax	20	70
Total	329	304